Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

	%	Mainly %

Laboratory equipment	10	10

Computers, office furniture and equipment	6 - 33	33

Schedule of Basic and Diluted Net Loss Per Share

Net loss and weighted average number of ordinary shares used in computing basic and diluted net loss per share is as follows:

	Six months ended June 30,
	2026	2025

Numerator:
Net loss	$(2,600)	$(3,228)
Interest accrued on convertible preferred shares	-	(23)
Net loss available for allocation	(2,600)	(3,251)
Net loss attributed to Ordinary Shares	(2,600)	(191)
Net loss attributed to preferred shares	-	(3,060)

Denominator:
Number of Ordinary Shares	5,954,122	162,198
Number of convertible preferred shares	-	2,603,652
	5,954,122	2,765,850

Net loss per share of Ordinary Share, basic and diluted	$(0.44)	$(1.17)
Net loss per share of preferred share, basic and diluted	$-	$(1.17)

Schedule of Exercise Prices of Average Market Price for Ordinary Shares
	Six months ended June 30,
	2026	2025

Options with an exercise price of $1.46	79,290	79,290
Options with an exercise price of $4.0	309,871	-
Warrants with an exercise price of $10.0	62,500	-
Warrants with an exercise price of $5.0	349,072	-
Warrants with an exercise price of $4.20	1,857,143	-
Warrants with an exercise price of $4.375	92,857	-